Summary of Significant Accounting Policies - Disaggregated by Revenue Sources (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 2,228,117	$ 324,066	¥ 1,282,562	¥ 439,181
K-12 tutoring services - group class
Disaggregation Of Revenue [Line Items]
Total net revenues	817,843		611,268	298,733
K-12 tutoring services - personalized
Disaggregation Of Revenue [Line Items]
Total net revenues	364,554		272,880	71,979
Study-abroad test preparation services
Disaggregation Of Revenue [Line Items]
Total net revenues	860,687		334,288	59,145
Study-abroad consulting services
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 185,033		¥ 64,126	¥ 9,324